Consolidated Statements of Financial Position - CAD ($)	Nov. 30, 2018	Nov. 30, 2017
Current assets
Cash	$ 4,327,331	$ 54,307
Restricted cash	574,510
Receivables	182,067	36,358
Prepaids	18,921	154,604
Loans receivable	431,295	381,891
Total current assets	5,534,124	627,160
Licenses	4,382,598
Investment in films		12,447
Investment in associates	397,629	817,229
Intangible assets	1,676,822
Goodwill	3,585,883
Total assets	15,577,056	1,456,836
Current liabilities
Accounts payable and accrued liabilities	3,887,847	534,773
Corporate income taxes payable	1,668
Loans payable	934,203	1,043,368
Total current liabilities	4,823,718	1,578,141
Deferred income taxes	23,184
Derivative liability	652,758	126,000
Total Liabilities	5,499,660	1,704,141
SHAREHOLDERS' EQUITY (DEFICIENCY)
Share capital	18,032,601	2,364,400
Commitment to issue shares	12,550	168,550
Reserves	771,623	542,397
Accumulated other comprehensive income	282,082
Accumulated deficit	(10,860,401)	(3,322,652)
Equity (deficit) attributable to shareholders of the company	8,238,455	(247,305)
Non-controlling interest	1,838,941
Total Equity	10,077,396	(247,305)
Total equity and liabilities	$ 15,577,056	$ 1,456,836